SIGNIFICANT ACCOUNTING POLICIES - Property and equipment (Details)	12 Months Ended
Dec. 31, 2019
Depreciable plant and equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives, period	3 years
Depreciable plant and equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives, period	15 years
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives, period	20 years